Income Taxes	12 Months Ended
Aug. 31, 2017
Notes to Financial Statements
NOTE 10 - Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 31, 2017 and 2016 are as follows:

	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$7,120,032	$5,995,528
Capitalized research and development	1,431,748	1,285,254
Depreciation	(7,137)	(82)
Stock based compensation	1,168,629	1,207,988
Foreign affiliate interest expense	296,315	190,173
Research and development credit carry forward	438,298	369,117
Total deferred tax assets	10,447,885	9,047,979
Less: valuation allowance	(10,447,885)	(9,047,979)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $1,399,906 and $1,342,798 for the years ended August 31, 2017 and 2016, respectively. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2017 available to offset future federal taxable income, if any, of $20,941,270, which will fully expire between the period from August 31, 2020 to August 31, 2037. Accordingly, there is no current tax expense for the years ended August 31, 2017 and 2016. In addition, the Company has research and development tax credit carry forwards of $438,298 at August 31, 2017, which are available to offset federal income taxes and begin to expire during the fiscal year ending August 31, 2027.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2017 and 2016.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2017 and 2016:

	2017	2016
Income tax benefit at statutory rate	$1,820,165	$1,576,686
Permanent differences	(490,980)	(297,211)
Research and development credit	70,721	63,323
Change in valuation allowance	(1,399,906)	(1,342,798)
	$-	$-

The fiscal years 2015 through 2017 remain open to examination by federal authorities and other jurisdictions in which the Company operates.